Consolidated statements of operations - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Interest and dividend income	SFr 2,879	SFr 3,055	SFr 3,589	SFr 5,934	SFr 7,884
Interest expense	(1,463)	(1,401)	(2,019)	(2,864)	(4,780)
Net interest income	1,416	1,654	1,570	3,070	3,104
Commissions and fees	3,158	3,737	2,880	6,895	5,807
Trading revenues	153	1,811	1,254	1,964	2,181
Other revenues	376	372	490	748	878
Net revenues	5,103	7,574	6,194	12,677	11,970
Provision for credit losses	(25)	4,394	296	4,369	864
Compensation and benefits	2,356	2,207	2,594	4,563	4,910
General and administrative expenses	1,589	1,376	1,440	2,965	2,786
Commission expenses	325	329	313	654	658
Restructuring expenses	45	25		70
Total other operating expenses	1,959	1,730	1,753	3,689	3,444
Total operating expenses	4,315	3,937	4,347	8,252	8,354
Income/(loss) before taxes	813	(757)	1,551	56	2,752
Income tax expense/(benefit)	566	(526)	391	40	281
Net income/(loss)	247	(231)	1,160	16	2,471
Net income/(loss) attributable to noncontrolling interests	(6)	21	(2)	15	(5)
Net income/(loss) attributable to shareholders	SFr 253	SFr (252)	SFr 1,162	SFr 1	SFr 2,476
Basic earnings per share (CHF)
Basic earnings/(loss) per share (in CHF per share)	SFr 0.10	SFr (0.10)	SFr 0.47	SFr 0.00	SFr 1.00
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share (in CHF per share)	SFr 0.10	SFr (0.10)	SFr 0.46	SFr 0.00	SFr 0.98
Bank
Interest and dividend income				SFr 5,908	SFr 7,867
Interest expense				(2,795)	(4,763)
Net interest income				3,113	3,104
Commissions and fees				6,926	5,816
Trading revenues				1,924	2,105
Other revenues				919	990
Net revenues				12,882	12,015
Provision for credit losses				4,373	860
Compensation and benefits				4,096	4,420
General and administrative expenses				3,664	3,495
Commission expenses				654	658
Restructuring expenses				80
Total other operating expenses				4,398	4,153
Total operating expenses				8,494	8,573
Income/(loss) before taxes				15	2,582
Income tax expense/(benefit)				6	244
Net income/(loss)				9	2,338
Net income/(loss) attributable to noncontrolling interests				(103)	4
Net income/(loss) attributable to shareholders				SFr 112	SFr 2,334